[Transamerica Life Insurance Company Letterhead]

September 11, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA K

File No. 811- 10617, CIK 0001143311

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA K, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc. – Initial Class, AIM Variable Insurance Funds – Series II, AllianceBernstein Variable Products Series Fund, Inc. – Class B, Franklin Templeton Variable Insurance Products Trust – Class 2, Janus Aspen Series – Service Shares, MFS® Variable Insurance TrustSM – Service Class, Nations Separate Account Trust, Oppenheimer Variable Account Funds – Service Shares, Putnam Variable Trust – Class IB Shares and Variable Insurance Products Fund – Service Class 2. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On September 9, 2003, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 26, 2003, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2003, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 29, 2003, Franklin Templeton Variable Insurance Products Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000837274);

•	On August 22, 2003, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

•	On August 26, 2003, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

September 11, 2003

•	On September 8, 2003, Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001047987);

•	On August 27, 2003, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 27, 2003, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671);

•	On August 29, 2003, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494); and

•	On August 29, 2003, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384)

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

TRANSAMERICA LIFE INSURANCE COMPANY

/s/ DARIN D. SMITH
Darin D. Smith Assistant General Counsel Financial Markets Group